AST Aggressive Asset Allocation Portfolio Expense Example - AST Aggressive Asset Allocation Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,190